Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 2.9	$ 22.7	$ 68.8
Fixed income securities - gross realizes (losses)	(58.4)	(3.6)	(1.8)
Net change in expected credit gains (losses)	(5.0)	(2.5)	0.4
Fixed income securities, trading - gross realized gains	0.2	12.2	18.2
Fixed income securities, trading, gross realizes (losses)	(1.8)	(2.0)	(3.8)
Privately-held investments net unrealized gains/(losses)	(113.9)	(23.4)	0.0
Catastrophe bonds	0.2	(0.8)	0.0
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	(177.6)	8.8	71.1
Change in available for sale net unrealized (losses)/gains:
Fixed income securities	(391.7)	(157.6)	108.5
Income tax benefit/(expense)	23.9	(0.3)	(0.5)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income	(367.8)	(157.9)	108.0
Cash and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	1.0	2.0	0.5
Fixed income securities - gross realizes (losses)	(0.5)	(0.8)	(0.4)
Fixed income securities, trading - gross realized gains	0.0	0.1	0.2
Fixed income securities, trading, gross realizes (losses)	0.0	(0.3)	(0.3)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.7	0.6	0.0
Fixed income securities, trading, gross realizes (losses)	(0.1)	(13.8)	0.0
Privately-held investments net unrealized gains/(losses)	2.5	(18.1)	20.4
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.0	0.1	(0.4)
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	(0.4)	0.2	0.0
Digital Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.0	0.0	(0.3)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Bene
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of equity method investment	0.0	0.0	1.8
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Crop Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of equity method investment	$ 0.0	$ 0.0	$ 8.6